Accounts and Other Payables - Schedule of Accounts and Other Payables (Details) - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Schedule of Accounts and Other Payables [Abstract]
Commission payables	[1]	$ 4,198,661	$ 4,387,259
Other payables and accrued charges		547,384	522,314
Amount due to related company	[2]		1,000,040
Note payable	[3]		5,000,000
Consideration payables		201,729	201,729
Wages payables	[4]	196,692	397,647
Total		$ 5,144,466	$ 11,508,989

[1]	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided.
[2]	The amount due to related company is unsecured, interest-free and repayable on demand.
[3]	On March 23, 2024, the Company issued a note to an independent third party of amounted US$5 million, interest bearing at 5% p.a., matured within 3 months. The noted is settled on June 25, 2024.
[4]	The wages payable were the wages payables to the director of the Company. Other payables are non-interest-bearing and are expected to be settled within one year.